May 11, 2022
NORTH SQUARE ADVISORY RESEARCH SMALL CAP GROWTH FUND
North Square Advisory Research Small Cap Growth Fund (the “Fund”)
North Square Advisory Research Small Cap Growth Fund (the “Fund”) Class A: ORDGX Class I: ODGIX Supplement dated May 11, 2022 to the Summary Prospectus and Prospectus, each dated January 11, 2022
Effective immediately, the first paragraph under the section entitled “Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus is amended and restated with the following:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies. The Fund considers small capitalization companies to be companies with market capitalizations generally within the ranges of the Russell 2000 Growth Total Return Index at the time of purchase. As of September 30, 2021, the market capitalization range of the Russell 2000 Growth Total Return Index was between $43.7 million and $19.1 billion. The Fund’s investments in equity securities may include common stock, preferred securities and convertible securities. While the Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of foreign issuers, including those in emerging markets, in keeping with the Fund’s investment objective investments in such foreign issuers is not expected to exceed 20% of the Fund’s net assets. The Fund follows an investing style that favors growth investments.
Also effective immediately, the section entitled “Performance” in the Fund’s Summary Prospectus and Prospectus is amended and restated with the following:Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.northsquareinvest.com, or by calling the Fund at 1-855-551-5521.

Effective January 11, 2022, the Fund made certain changes to its principal investment strategies, including the modification of the strategies to invest, under normal circumstances, primarily in equity securities of small capitalization companies. Prior to January 11, 2022, the Fund invested primarily in equity securities that had a record of paying dividends over at least a trailing one year period. Effective January 11, 2022, the Fund’s sub-adviser also changed. Accordingly, the performance shown below for periods prior to January 11, 2022, is based on the Fund’s prior principal investment strategies, as implemented by the Fund’s previous sub-adviser, and may not be representative of the Fund’s performance under its current principal investment strategies.

The Fund has adopted the historical performance of the Oak Ridge Disciplined Growth Fund (the “Predecessor Fund”) as a result of a reorganization consummated after the close of business on May 10, 2019, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The performance information presented below for periods prior to the close of business on May 10, 2019 reflects the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially the same investment strategies. Prior to the reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations.

Calendar-Year Total Return (before taxes) for Class I SharesFor each calendar year at NAV

The year-to-date return as of June 30, 2021 was 12.38%.

Class I
Highest Calendar Quarter Return at NAV (non-annualized)	25.26%	Quarter ended 6/30/2020
Lowest Calendar Quarter Return at NAV (non-annualized)	-15.46%	Quarter ended 12/31/2018

Average Annual Total Returns (for periods ended December 31, 2020)

Average Annual Total Returns (for periods ended December 31, 2020)	1 Year	Since Inception	Inception Date/From
Class I - Return Before Taxes	34.58%	19.46%	7/29/2016
Class I - Return After Taxes on Distributions	32.88%	18.76%	7/29/2016
Class I - Return After Taxes on Distributions and Sale of Fund Shares	21.65%	15.67%	7/29/2016
Russell 2000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	34.63%	17.42%	7/29/2016
Russell 3000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	38.26%	22.02%	7/29/2016

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Please contact the Fund at 1-855-551-5521 if you have any questions. Please retain this Supplement for future reference.